Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2016:
Net revenues	$43,215	$43,725	$44,615	$45,971	$177,526
Gross profit	6,744	7,015	7,492	7,606	28,857
Operating profit	2,176	2,350	2,817	2,995	10,338
Income from continuing operations	1,147	924	1,542	1,707	5,320
Income (loss) from discontinued operations, net of tax	—	—	(1)	—	(1)
Net income attributable to CVS Health	1,146	924	1,540	1,707	5,317
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$1.04	$0.86	$1.44	$1.60	$4.93
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$1.04	$0.86	$1.44	$1.60	$4.93
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$1.04	$0.86	$1.43	$1.59	$4.91
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$1.04	$0.86	$1.43	$1.59	$4.90
Dividends per share	$0.425	$0.425	$0.425	$0.425	$1.70
Stock price: (New York Stock Exchange)
High	$104.05	$106.10	$98.06	$88.80	$106.10
Low	$89.65	$93.21	$88.99	$73.53	$73.53

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2015:
Net revenues	$36,332	$37,169	$38,644	$41,145	$153,290
Gross profit	6,164	6,402	6,661	7,301	26,528
Operating profit	2,132	2,262	2,331	2,729	9,454
Income from continuing operations	1,221	1,272	1,237	1,500	5,230
Income (loss) from discontinued operations, net of tax	—	—	10	(1)	9
Net income attributable to CVS Health	1,221	1,272	1,246	1,498	5,237
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$1.08	$1.13	$1.10	$1.35	$4.65
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$0.01	$—	$0.01
Net income attributable to CVS Health	$1.08	$1.13	$1.11	$1.35	$4.66
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$1.07	$1.12	$1.10	$1.34	$4.62
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$0.01	$—	$0.01
Net income attributable to CVS Health	$1.07	$1.12	$1.11	$1.34	$4.63
Dividends per share	$0.35	$0.35	$0.35	$0.35	$1.40
Stock price: (New York Stock Exchange)
High	$104.56	$106.47	$113.45	$105.29	$113.45
Low	$94.16	$98.74	$95.12	$91.56	$91.56